Lennar Homebuilding Operating Properties And Equipment	12 Months Ended
Nov. 30, 2014
Property, Plant and Equipment [Abstract]
Lennar Homebuilding Operating Properties And Equipment
Lennar Homebuilding Operating Properties and Equipment

	November 30,
(In thousands)	2014	2013
Operating properties (1)	$161,741	205,707
Leasehold improvements	32,890	29,681
Furniture, fixtures and equipment	36,464	29,827
	231,095	265,215
Accumulated depreciation and amortization	(87,931)	(83,792)
	$143,164	181,423

(1)
Operating properties primarily include multi-level residential buildings that have been converted to rental operations. During the year ended November 30, 2014, the Company sold one of its operating properties with a basis of $44.1 million.

Operating properties and equipment are included in Lennar Homebuilding other assets in the consolidated balance sheets.